Date: 08/23/2025 10:09 PM	Project: Form Type:
Client: __	File: tm2522894d1_nport.htm Type: Pg: 1 of 6

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The unaudited consolidated schedule of investments of Coller Secondaries Private Equity Opportunities Fund ("C-SPEF" or the “Fund”), a newly organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed- end management investment company, which commenced operations on April 1, 2024, as of June 30, 2025, is set forth below:

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Equity Investments (81.30%)
Direct Investments (0.04%)
Direct Equity (0.04%)
Silverfort Inc.+,[a]	Middle East	Growth	4/1/2024	$250,000	$310,985	0.04%
Total Direct Equity (0.04%)				$250,000	$310,985
Total Direct Investments (0.04%)				$250,000	$310,985
Primary Investments (2.10%)
A11 USD (Feeder)[a]	Europe	Leveraged Buyout	4/1/2024	149,984	163,281	0.02%
EQT Healthcare Growth (No.1) SCSp[a]	Europe	Leveraged Buyout	6/24/2025	1,703,200	1,368,541	0.17%
VIP V Feeder S.C.Sp.[a]	Europe	Leveraged Buyout	5/23/2024	1,291,619	1,312,018	0.16%
CB Offshore Technology Fund IIa	North America	Leveraged Buyout	6/18/2024	347,692	343,630	0.04%
Dextra Investment VII Lux S.C.Sp.[a]	North America	Co-Investment	10/31/2024	11,880,540	13,907,528	1.71%
Global Infrastructure Partners V-B Feeder Fund, L.P.[a]	North America	Infrastructure	3/31/2025	0	(15,349)	(0.00)%
Total Primary Investments (2.10%)				$15,373,035	$17,079,649
Secondary Investments (79.16%)
Affinity Asia Pacific Fund IV L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	4,619,462	5,293,569	0.65%
BPEA Private Equity Fund VI, L.P.2[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	2,715,988	2,444,476	0.30%
Carlyle Asia Partners V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	3,109,728	3,443,335	0.42%
Hony Capital Fund V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,377,357	1,417,374	0.18%
Navis Asia Fund VII, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	6,971,973	6,588,396	0.81%
TPG Asia VII-B, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,713,854	2,140,112	0.26%
Victoria South American Partners II, L.P.[a]	Central & South America	Leveraged Buyout	4/1/2024	1,540,135	235,792	0.03%
A10 Feeder, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,879,486	3,355,779	0.41%
Advent International GPE VII Limited Partnership[a]	Europe	Leveraged Buyout	6/30/2025	927,446	893,669	0.11%
Advent International GPE VII-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1,306,372	1,125,788	0.14%
Advent International GPE X-E SCSp[a]	Europe	Leveraged Buyout	6/30/2025	10,676,831	11,073,045	1.36%
Alteri Extended Value L.P.[a]	Europe	Leveraged Buyout	11/29/2024	18,273,692	33,567,212	4.14%
Apax VIII - Ba	Europe	Leveraged Buyout	4/1/2024	1,032,486	420,556	0.05%
Apse Capital II L.P.[a]	Europe	Leveraged Buyout	10/28/2024	18,509,415	25,810,009	3.18%
Astorg Normec Fund, L.P.[a]	Europe	Leveraged Buyout	9/24/2024	304,497	422,494	0.05%
Astorg VI, FCPI[a]	Europe	Leveraged Buyout	4/1/2024	1,690,859	2,106,421	0.26%
Astorg VII S.À R.L.[a]	Europe	Leveraged Buyout	4/1/2024	2,997,657	3,966,080	0.49%
Axcel V K/Sa	Europe	Leveraged Buyout	4/1/2024	1,114,433	1,520,907	0.19%

Date: 08/23/2025 10:09 PM	Project: Form Type:
Client: __	File: tm2522894d1_nport.htm Type: Pg: 2 of 6

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Carlyle Europe Partners V, S.C.Sp.[a]	Europe	Leveraged Buyout	4/1/2024	$4,934,688	$4,513,295	0.56%
CD&R Value Building Partners I, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1,794,418	2,220,464	0.27%
CVC Capital Partners VI (A) LPa	Europe	Leveraged Buyout	4/1/2024	7,706,460	8,640,741	1.07%
CVC Capital Partners VII (A) L.P.[a]	Europe	Leveraged Buyout	5/7/2025	22,114,487	28,561,991	3.52%
Elysium Acquisition L.P.[a]	Europe	Leveraged Buyout	12/2/2024	6,304,493	8,278,261	1.02%
EQT IX (No.2) EUR SCSP[a]	Europe	Leveraged Buyout	4/1/2024	6,279,804	8,635,868	1.06%
Equistone Europe Fund IV-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	550,474	352,825	0.04%
HgCapital 8 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,649,739	4,891,192	0.60%
HgCapital Mercury 2 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	3,814,948	4,451,144	0.55%
IK VII No.1 LPa	Europe	Leveraged Buyout	4/1/2024	349,712	279,853	0.03%
KKR European Fund V, SCSp[a]	Europe	Leveraged Buyout	4/1/2024	4,662,611	7,159,875	0.88%
Motion Continuity II FPCI[a]	Europe	Leveraged Buyout	6/25/2025	8,948,593	11,600,857	1.43%
Nordic Capital IX Beta, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,968,296	5,794,214	0.71%
Nordic Capital VIII Alpha, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,678,814	3,343,718	0.41%
PAI Europe VIa	Europe	Leveraged Buyout	4/1/2024	4,465,773	4,665,201	0.58%
Permira Va	Europe	Leveraged Buyout	4/1/2024	2,371,837	1,306,752	0.16%
Seventh Cinven Fund (No.1) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	13,393,370	14,797,896	1.82%
Sixth Cinven Fund (No.2) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	4,452,409	5,281,356	0.65%
Sixth Cinven Fund (No.4) Limited Partnership[a]	Europe	Leveraged Buyout	4/1/2024	830,442	1,125,186	0.14%
Vitruvian Investment Partnership III, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	10,811,568	14,111,692	1.74%
Advent Global Private Equity IX-A SCSP[a]	North America	Leveraged Buyout	6/30/2025	16,425,353	16,856,095	2.08%
Advent Global Technology II-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	7,246,770	8,039,432	0.99%
Advent Global Technology-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	1,959,796	2,305,148	0.28%
Advent International GPE VIII Limited Partnership[a]	North America	Leveraged Buyout	6/30/2025	10,519,504	10,263,593	1.26%
AEA Investors Fund V, L.P.a	North America	Leveraged Buyout	4/1/2024	835,151	1,067,261	0.13%
Apollo Investment Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,497,856	6,045,035	0.75%
Apollo Overseas Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,427,047	3,136,732	0.39%
Ares Corporate Opportunities Fund IV, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,443,957	1,383,392	0.17%

Date: 08/23/2025 10:09 PM	Project: Form Type:
Client: __	File: tm2522894d1_nport.htm Type: Pg: 3 of 6

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Bain Capital Beacon Holdings Partnership[a]	North America	Leveraged Buyout	3/14/2025	$622,256	$630,034	0.08%
Bain Capital Fund (Lux) XII, SCSp[a]	North America	Leveraged Buyout	4/1/2024	2,149,996	2,868,361	0.35%
Bain Capital Fund X, L.P.[a]	North America	Leveraged Buyout	12/31/2024	3,015,751	3,583,003	0.44%
Banneker Cv, L.P. Partnership[a]	North America	Leveraged Buyout	1/13/2025	6,986,857	8,253,248	1.02%
Blackstone Capital Part VI L.P.[a]	North America	Leveraged Buyout	12/31/2024	628,019	1,160,496	0.14%
Blackstone Capitalpart VII L.P.[a]	North America	Leveraged Buyout	12/31/2024	14,690,589	18,280,746	2.25%
Carlyle Partners VII[a]	North America	Leveraged Buyout	4/1/2024	3,646,806	4,319,362	0.53%
Carlyle Partners VII 3Ba	North America	Leveraged Buyout	12/31/2024	22,910,666	27,643,357	3.41%
CB Offshore CF I, L.P.[a]	North America	Leveraged Buyout	12/10/2024	6,949,906	14,549,028	1.79%
CB Offshore Equity Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,944,290	4,221,512	0.52%
CF24XB SCSp Partnership[a]	North America	Leveraged Buyout	1/8/2025	8,000,000	12,082,629	1.49%
Charlesbank Equity Fund VIII L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,242,342	2,851,837	0.35%
Clayton, Dubilier & Rice Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	6,094,277	5,757,886	0.71%
Clayton, Dubilier & Rice Fund X, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,699,954	4,721,466	0.58%
GA Continuity Fund II, L.P. Partnership[a]	North America	Growth	3/14/2025	9,100,945	13,129,243	1.62%
Gasherbrum Fund II, L.P.[a]	North America	Leveraged Buyout	6/7/2024	18,159,152	24,386,584	3.01%
Gryphon Partners V-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	6,622,762	6,990,948	0.86%
Harren Investors III, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,791,358	3,287,530	0.41%
HGCC Hawk Fund, L.P. Partnership[a]	North America	Leveraged Buyout	2/21/2025	9,173,722	10,615,026	1.31%
KKR Americas Fund XII EEA, LPa	North America	Leveraged Buyout	4/1/2024	5,791,024	11,259,687	1.39%
Kohlberg Fund VIII[a]	North America	Leveraged Buyout	4/1/2024	10,146,108	9,751,874	1.20%
Lindsay Goldberg Attain L.P.[a]	North America	Leveraged Buyout	12/2/2024	8,374,331	10,756,879	1.33%
Nautic Partners VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,834,478	1,400,197	0.17%
New Mountain SRC Continuation Fund, L.P.[a]	North America	Leveraged Buyout	4/8/2025	12,859,398	14,397,113	1.77%
Permira 45 CF SCSp[a]	North America	Leveraged Buyout	4/1/2024	42,804,458	46,166,315	5.69%
SL Spv 4 A, L.P. Partnership[a]	North America	Leveraged Buyout	3/19/2025	12,000,000	27,032,976	3.33%
SLPE Feeder, L.P.[a]	North America	Leveraged Buyout	4/4/2025	7,084,992	12,788,279	1.58%
Springcoast Partners I-A, L.P.[a]	North America	Growth	4/18/2025	3,336,744	4,208,593	0.52%
Thoma Bravo Fund XIII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	7,878,910	8,971,771	1.11%
TPG Healthcare Partners, L.P.[a]	North America	Leveraged Buyout	4/1/2024	488,963	608,833	0.08%
TPG IX Cardiff CI II, L.P.[a]	North America	Leveraged Buyout	11/2/2024	10,075,000	10,572,155	1.30%

Date: 08/23/2025 10:09 PM	Project: Form Type:
Client: __	File: tm2522894d1_nport.htm Type: Pg: 4 of 6

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
TPG Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	$2,294,400	$3,006,955	0.37%
Trident VI Parallel Fund, L.P.[a]	North America	Leveraged Buyout	4/1/2024	2,228,663	2,853,466	0.35%
Vista Eq Partner Hubble L.P. Partnership[a]	North America	Leveraged Buyout	2/27/2025	8,882,500	9,200,084	1.13%
Vista Equity Partners Fund VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,050,293	4,058,705	0.50%
Vista Foundation IV-Aa	North America	Leveraged Buyout	4/1/2024	1,061,290	1,189,349	0.15%
Total Secondary Investments (79.16%)				$522,821,241	$642,489,610
Total Private Equity Investments (81.30%)				$538,444,276	$659,880,244

	Shares	Fair Value	% of Net Assets
Short-Term Investments (6.17%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.27%[b]	50,059,239	$50,059,239	6.17%
Total Short-Term Investments (Cost $50,059,239) (6.17%)		$50,059,239
Total Investments (Cost $588,503,515) (87.47%)		$709,939,483
Other Assets and Liabilities (12.53%)		$101,704,585
Net Assets (100.00%)		$811,644,068

+	The fair value of the investment was determined using significant unobservable inputs.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted for resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2025 was $659,880,244 or 81.30% of Shareholders’ Capital.

b	The rate shown is the annualized seven-day yield as of June 30, 2025.

A summary of outstanding financial instruments at June 30, 2025 is as follows:

Foreign Currency Forward Contracts

Maturity Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
7/17/2025	Royal Bank of Canada	$30,485,652	£23,880,148	$32,726,322	$(2,240,670)
7/17/2025	Royal Bank of Canada	$66,112,693	€59,570,505	69,996,061	(3,883,368)
7/17/2025	Royal Bank of Canada	$32,284,606	€28,375,660	33,341,742	(1,057,136)
7/17/2025	Royal Bank of Canada	£3,709,484	$4,932,265	5,083,627	151,362
7/17/2025	Royal Bank of Canada	€1,552,800	$1,792,463	1,824,559	32,096
7/17/2025	Royal Bank of Canada	$8,962,315	€7,764,000	9,122,793	(160,478)
7/17/2025	Royal Bank of Canada	$9,169,602	€7,825,009	9,194,479	(24,877)
7/17/2025	State Street Bank & Trust Company	$10,619,877	£8,324,399	11,408,094	(788,217)
7/17/2025	State Street Bank & Trust Company	$11,096,749	€10,000,000	11,750,120	(653,371)
7/17/2025	State Street Bank & Trust Company	$8,496,398	€7,493,313	8,804,733	(308,335)
					$(8,932,994)

£ British Pound

€ Euro

C-SPEF’s investment objective is to seek to provide long-term capital appreciation. The Fund makes investments directly and through its wholly owned subsidiaries: C-SPEF Holdings, L.P. Incorporated, C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., C-SPEF Investments 3-B, L.P., C-SPEF Investments 4, LLC, C-SPEF Investments 5-B, LLC, and CSI PE Aggregator No.1, L.P. (hereafter collectively referred to as the “Subsidiar- ies”).

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of private equity assets. The Fund’s invest- ment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers (“Investment Funds”); (ii) investments in equity assets issued by private companies (“Direct Invest- ments”); and (iii) investments alongside Investment Funds in equity assets issued by private companies (“Co-Investments” and, collectively with In- vestment Funds and Direct Investments, “Private Equity Investments”). C-SPEF’s investments will primarily be acquired through privately negotiated

Date: 08/23/2025 10:09 PM	Project: Form Type:
Client: __	File: tm2522894d1_nport.htm Type: Pg: 5 of 6

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

transactions from investors in Private Equity Investments and/or in connection with the restructuring of an Investment Fund or Co-Investment (“Sec- ondary Investments”); and may also be made through primary commitments to newly formed Investment Funds or special purpose vehicles structured to invest in Co-Investments (“Primary Investments”).

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value mea- surement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2025:

Investments	Level 1	Level 2	Level 3	Total
Assets
Direct Investments:
Direct Equity	$—	$—	$310,985	$310,985
Total Direct Investments	$—	$—	$310,985	$310,985
Short-Term Investments	50,059,239	—	—	50,059,239
Total Investments	$50,059,239	$—	$310,985	$50,370,224
Other Financial Instruments
Assets
Foreign Currency Forward Contracts	$—	$183,458	$—	$183,458
Total Assets	$—	$183,458	$—	$183,458
Liabilities
Foreign Currency Forward Contracts	$—	$(9,116,452)	$—	$(9,116,452)
Total Liabilities	$—	$(9,116,452)	$—	$(9,116,452)

The Fund held Primary Investments and Secondary Investments with a fair value of $659,569,259 which are excluded from the fair value hierarchy as of June 30, 2025, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient’’ are not required to be included in the fair value hierarchy.

The following is a reconciliation of the amount of the account balances on April 1, 2025 and June 30, 2025 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2025	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Contributions	Distributions	Net Transfers In or Out of Level 3	Balance as of June 30, 2025
Direct Investments:
Direct Equity	$250,000	$—	$60,985	$—	$—	$—	$310,985
Total Direct Investments	$250,000	$—	$60,985	$—	$—	$—	$310,985

The amount of the net change in unrealized appreciation (depreciation) for the period ended June 30, 2025 relating to investments in Level 3 assets still held at June 30, 2025 is $60,985.

The Level 3 Fair Value measurement for the investment held as of June 30, 2025, was determined using a market approach, incorporating updated financial and operational information inputs provided by the investee company and valuation data from market participants. The valuation reflects management’s judgment regarding the assumptions that market participants would use in pricing the investment under current market conditions.

Date: 08/23/2025 10:09 PM	Project: Form Type:
Client: __	File: tm2522894d1_nport.htm Type: Pg: 6 of 6

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —

June 30, 2025 (Unaudited) (continued)

Foreign Currency Forward Exchange Contracts

The Fund may enter foreign currency forward exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency de- nominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward exchange contracts are “marked- to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterpar- ties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in foreign currency forward exchange contracts.

During the period ended June 30, 2025, the average monthly notional value of foreign currency forward contracts was $150,493,000. The Fund had $(3,204,720) in net realized gains/(losses) and $(7,794,395) change in net unrealized appreciation/(depreciation) on foreign currency forward ex- change contracts.